Filed pursuant to Rule 497(j)

Registration Nos. 333-125751 and 811-21774

111 West Monroe Street Chicago, Illinois 60603-4080 T 312.845.3000 F 312.701.2361 www.chapman.com

March 3, 2021

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	First Trust Exchange-Traded Fund (Registration Nos. 333- 125751 and 811- 21774)

Ladies and Gentlemen:

On behalf of First Trust Exchange-Traded Fund (the “Registrant”), in accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933, as amended, (the “Securities Act”), this letter serves to certify that the most recent amendment to the Registration Statement on Form N-1A (the “Registration Statement”) of the Registrant does not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act. The Registration Statement relates to FT Cboe Vest Gold Strategy Target Income ETF®, a series of the Registrant. Post-Effective Amendment No. 133, which was the most recent amendment to the Registration Statement, was filed electronically with the Securities and Exchange Commission on February 24, 2021.

If you have any questions or comments, please telephone the undersigned at (312) 845-3484.

Very truly yours,
Chapman and Cutler llp
By:	/s/ Eric F. Fess
Eric F. Fess

Enclosures